Debt Instruments - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended		1 Months Ended											12 Months Ended	1 Months Ended
	May 31, 2012	Apr. 30, 2012	Jan. 01, 2011	Oct. 02, 2010	Jan. 01, 2011	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jun. 28, 2012 Old Revolving Credit Facility	Jun. 30, 2012 Revolving Credit Facility	Jun. 30, 2012 Maximum	Apr. 30, 2012 Maximum	Jun. 30, 2012 Minimum	May 31, 2012 Senior Notes	May 31, 2012 3.60% Senior Notes	May 31, 2012 3.81% Senior Notes	May 31, 2012 4.03% Senior Notes	May 31, 2012 4.20% Senior Notes	Apr. 30, 2012 6.125% Senior Notes	Apr. 30, 2012 4.10% Senior Notes	Sep. 30, 2010 4.10% Senior Notes	Apr. 30, 2012 2.75% Senior Notes	Apr. 30, 2012 3.875% Senior Notes	Oct. 08, 2010 6.25% Notes	Sep. 07, 2010 6.25% Notes	Jul. 02, 2011 6.25% Notes	Sep. 30, 2010 2.75% Notes	Jun. 30, 2012 2.75% Notes
Debt Instrument [Line Items]
Senior notes issued, amount															$ 650,000,000	$ 232,000,000	$ 120,000,000	$ 124,000,000	$ 174,000,000
Debt instrument interest rate																3.60%	3.81%	4.03%	4.20%	6.125%	4.10%	4.10%	2.75%	3.875%		6.25%		2.75%	2.75%
Debt instrument maturity date																May 15, 2019	May 15, 2020	May 15, 2021	May 15, 2022			Sep. 01, 2020				Sep. 15, 2011		Sep. 01, 2015
Debt obligation satisfied as part of spin off	650,000,000
Tender offer for aggregate principal amount of three series outstanding debt securities: 6.125% Notes due 2032, 4.10% Notes due 2020 and 2.75% Notes due 2015													470,000,000
Senior notes issued, maturity date																				2032	2020		2015	2013
Notes purchase price																				348,400,000	121,600,000
Charge associated with the early extinguishment of debt		(26,000,000)	(25,000,000)	(30,000,000)	(55,000,000)	(55,000,000)	(39,000,000)	(55,000,000)																(13,000,000)			55,000,000
Redemption of senior notes																								500,000,000
Aggregate principal amount																										1,110,000,000
Debt redeemed																									456,700,000	653,300,000
Debt redemption date																									2010-10-08
Issuance of debt																						400,000,000						400,000,000
Payments required on long-term debt during the year ending 2013							5,000,000
Payments required on long-term debt during the year ending 2014							18,000,000
Payments required on long-term debt during the year ending 2015							82,000,000
Payments required on long-term debt during the year ending 2016							400,000,000
Payments required on long-term debt during the year ending 2017
Cash interest payments							73,000,000	99,000,000	118,000,000
Revolving credit facility, amount										1,200,000,000	750,000,000
Revolving credit facility, maturity date											2017-05
Credit facility annual fee							0.15%
Letters of credit outstanding							$ 57,000,000
Interest coverage ratio covenant												2.0		1.0
Interest coverage ratio												8.0		1.0
Financial covenants, required leverage ratio							3.50
Leverage ratio							2.3